Adoption of New Accounting Standards - Disclosure of lease commitments not recorded on the consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [abstract]
Off-balance-sheet contractual commitments		$ 242,170
Less: non-lease contractual commitments		(150,055)
Off-balance-sheet commitments for lease obligations		92,115
Current leases with a lease term of 12 months or less (short-term leases)		(24,618)
Variable lease payments that do not depend on an index or rate		(3,325)
Other		1,992
Undiscounted lease liabilities		66,164
Effect of discounting		(6,679)
Present value of lease liabilities	$ 55,324	$ 59,485